Events After the Balance Sheet Date - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [abstract]
Percentage of consolidated revenue		3.60%
Normalized EBITDA margin percentage		4.10%
Average rate of devaluation results	20.303664	16.580667